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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MatlinPatterson Capital Management L.P.
          520 Madison Avenue
          New York, NY 10022-4213

Form 13F File Number:     028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Lipsky
Title:         Senior Portfolio Manager
Phone:         (212) 651-9500

Signature, Place, and Date of Signing:

/s/ Michael Lipsky            New York, NY              August 12, 2011
--------------------        ----------------           -----------------
     [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page
Report Summary:

Number of Other Included Managers:                       0
                                                 ---------

Form 13F Information Table Entry Total:                 17
                                                 ---------

Form 13F Information Table Value Total:            $47,836
                                                 ---------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number            Name
     ------            ----------------------          -------------

     None.

                                        MatlinPatterson Capital Management L.P.
                                               Form 13F Information Table
                                               Quarter ended Juhe 30, 2011


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6 COLUMN 7  COLUMN 8
                                                             VALUE    SHRS or  SH/  PUT/  INV   OTHR    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISC  MNGR SOLE  SHARED  NONE
----------------------------  ----------------  ---------  ---------  -------  ---  ----  ----  ---  ----  ------  ----
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105  $  4,424    60,000  SH         SOLE       X
DYNEGY INC DEL                COM               26817G300  $  1,238   200,000  SH         SOLE       X
GENERAL MTRS CO               COM               37045V100  $  1,214    40,000  SH         SOLE       X
GENERAL MTRS CO               COM               37045V100  $  1,214    40,000  SH   PUT   SOLE       X
GENERAL MTRS CO               *W EXP 07/10/201  37045V118  $  1,513    70,719  SH   CALL  SOLE       X
GENERAL MTRS CO               *W EXP 07/10/201  37045V126  $  1,127    70,719  SH   CALL  SOLE       X
GENON ENERGY INC              COM               37244E107  $  1,930   500,000  SH         SOLE       X
GENON ENERGY INC              COM               37244E107  $    579   150,000  SH   PUT   SOLE       X
HUNTSMAN CORP                 COM               447011107  $  2,948   156,400  SH         SOLE       X
ISTAR FINL INC                COM               45031U101  $    406    50,000
LEAR CORP                     COM NEW           521865204  $  4,546    85,000  SH         SOLE       X
LEAR CORP                     COM NEW           521865204  $  4,546    85,000  SH   PUT   SOLE       X
PMI GROUP INC                 COM               69344M101  $    321   300,000  SH         SOLE       X
SPANSION INC                  COM CL A NEW      84649R200  $  9,828   510,000  SH         SOLE       X
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140  $    831    25,000  SH         SOLE       X
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100  $  6,163   160,000  SH         SOLE       X
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100  $  5,008   130,000  SH   PUT   SOLE       X

                              Total (in thousands)         $ 47,836
